CONSOLIDATED STATEMENTS OF CONVERTIBLE PREFERRED SHARES AND SHAREHOLDERS’ DEFICIT - USD ($) $ in Thousands	Total	Series E-1 Convertible Preferred Stock [Member]	Common Class A	Common Class B	Series E Convertible Preferred Stock [Member]	Common Stock Common Class A	Common Stock Common Class B	Treasury Shares	Additional Paid-in Capital	Accumulated Other Comprehensive Profit (Loss)	Accumulated Deficit
Beginning balance (in shares) at Dec. 31, 2020	29,878,116
Beginning balance at Dec. 31, 2020	$ 159,564
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of convertible preferred shares, net of issuance costs (in shares)		962,940			1,450,414
Issuance of convertible preferred shares, net of issuance costs		$ 6,489			$ 50,519
Reclassification of convertible preferred share warrants upon IPO	$ 74,724
Conversion of Preferred Shares into Class A Ordinary Shares upon IPO (in shares)	(32,291,470)
Conversion of convertible preferred shares into Class A ordinary shares upon IPO	$ (291,296)
Ending balance (in shares) at Dec. 31, 2021	0
Ending balance at Dec. 31, 2021	$ 0
Beginning balance (in shares) at Dec. 31, 2020						14,310,552	0
Beginning balance at Dec. 31, 2020	(44,029)					$ 4	$ 0	$ 0	$ 24,366	$ 0	$ (68,399)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of Preferred Shares into Ordinary Shares upon IPO (in shares)						32,291,470
Conversion of Preferred Shares into Ordinary Shares upon IPO	291,296								291,296
Reclassification of convertible preferred share warrants upon IPO	35,778								35,778
Issuance of Class A Ordinary Shares upon IPO, net of underwriting discounts and commissions and other issuance costs (in shares)						19,925,000
Issuance of Class A ordinary shares upon IPO, net of underwriting discounts and commissions and other issuance costs	386,591								386,591
Elimination of ordinary share par value and issuance of Class B ordinary shares upon Recapitalization	4					$ (4)			4
Elimination of ordinary share par value and issuance of Class B ordinary shares upon Recapitalization (in shares)							94,431,636
Issuance of ordinary shares upon exercise of share options (in shares)						2,381,269	625,124
Issuance of ordinary shares upon exercise of share options	2,948								2,948
Exchange of Class B ordinary shares to Class A ordinary shares (in shares)						7,001,240	(7,001,240)
Share-based compensation expense	33,489								33,489
Ordinary share warrants issued to a customer	777								777
Other comprehensive profit (loss)	176									176
Net profit (loss)	(179,430)										(179,430)
Ending balance (in shares) at Dec. 31, 2021						75,909,531	88,055,520
Ending balance at Dec. 31, 2021	$ 527,596					$ 0	$ 0	0	775,249	176	(247,829)
Ending balance (in shares) at Dec. 31, 2022	0
Ending balance at Dec. 31, 2022	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Elimination of ordinary share par value and issuance of Class B ordinary shares upon Recapitalization	0
Issuance of ordinary shares upon exercise of share options (in shares)						3,919,606
Issuance of ordinary shares upon exercise of share options	$ 4,059								4,059
Issuance of ordinary shares upon vesting of restricted share units (in shares)						3,145,103
Exchange of Class B ordinary shares to Class A ordinary shares (in shares)	0					19,110,506	(19,110,506)
Share-based compensation expense	$ 67,766								67,766
Ordinary share warrants issued to a customer	1,535								1,535
Other comprehensive profit (loss)	(1,815)									(1,815)
Net profit (loss)	(104,705)										(104,705)
Ending balance (in shares) at Dec. 31, 2022			102,084,746	68,945,014		102,084,746	68,945,014
Ending balance at Dec. 31, 2022	$ 494,436					$ 0	$ 0	0	848,609	(1,639)	(352,534)
Ending balance (in shares) at Dec. 31, 2023	0
Ending balance at Dec. 31, 2023	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Elimination of ordinary share par value and issuance of Class B ordinary shares upon Recapitalization	$ 0
Issuance of ordinary shares upon exercise of share options (in shares)	3,010,478					3,010,478
Issuance of ordinary shares upon exercise of share options	$ 3,816								3,816
Issuance of ordinary shares upon vesting of restricted share units (in shares)						6,365,261
Issuance of ordinary shares upon exercise of warrants (in shares)						1,187,087
Purchase of Treasury shares (in shares)	(3,038,865)					(3,038,865)
Purchase of Treasury shares	$ (13,155)							(13,155)
Exchange of Class B ordinary shares to Class A ordinary shares (in shares)	0					19,130,150	(19,130,150)
Share-based compensation expense	$ 62,410								62,410
Ordinary share warrants issued to a customer	1,536								1,536
Other comprehensive profit (loss)	1,713									1,713
Net profit (loss)	(59,035)										(59,035)
Ending balance (in shares) at Dec. 31, 2023			128,738,857	49,814,864		128,738,857	49,814,864
Ending balance at Dec. 31, 2023	$ 491,721					$ 0	$ 0	$ (13,155)	$ 916,371	$ 74	$ (411,569)